Intangible assets, net- Schedule of Indefinite-lived and Definite-lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-lived intangible assets:
Trademarks and domains	$ 13,882	$ 13,882
Finite-lived intangible assets:
Total intangible assets	233,597	217,387
Accumulated amortization	(143,176)	(125,887)
Impairment charges	0	0
Total intangible assets, net	90,421	91,500	$ 85,723
Trademarks and domains
Finite-lived intangible assets:
Finite lived intangible assets gross	18,494	31,084
Accumulated amortization	(10,203)	(14,066)
Developed technology
Finite-lived intangible assets:
Finite lived intangible assets gross	160,436	135,318
Accumulated amortization	(112,506)	(97,615)
Licensing Agreements [Member]
Finite-lived intangible assets:
Finite lived intangible assets gross	1,333	2,418
Accumulated amortization	(777)	(1,741)
Customer relationships
Finite-lived intangible assets:
Finite lived intangible assets gross	39,452	34,685
Accumulated amortization	$ (19,690)	$ (12,465)